Investment in joint venture - Summary of movement in lease liability related to mining contractor services agreements of AGM (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Lease payments made during the year	$ (128)	$ (117)
Interest expense	32	35
Less: current lease liability	(107)	(94)
Total non-current lease liability	312	421
Asanko Gold Mine [Member]
Disclosure of transactions between related parties [line items]
Balance, beginning of year	5,721	23,205
Recognition of lease agreements entered into during the year	18,809	5,604
Lease payments made during the year	(14,434)	(17,160)
Interest expense	396	732
Derecognition associated with termination of contractor services agreement	0	(6,660)
Total lease liability	10,492	5,721
Less: current lease liability	(10,025)	(5,608)
Total non-current lease liability	$ 467	$ 113